Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies

NOTE 10—COMMITMENTS AND CONTINGENCIES:

Slot Win and Free Promotional Slot Play Contributions

In May 1994, the Tribe and the State of Connecticut entered into a Memorandum of Understanding (“MOU”), which sets forth certain matters regarding implementation of the Mohegan Compact. The MOU stipulates that a portion of revenues from slot machines must be paid to the State of Connecticut (“Slot Win Contribution”). Slot Win Contribution payments are not required if the State of Connecticut legalizes any other gaming operation with slot machines, video facsimiles of games of chance or other commercial casino games within the State of Connecticut, except those consented to by the Tribe and the Mashantucket Pequot Tribe (the “MPT”). For each 12-month period commencing July 1, 1995, Slot Win Contribution payments shall be the lesser of: (1) 30% of gross revenues from slot machines, or (2) the greater of (a) 25% of gross revenues from slot machines or (b) $80.0 million.

In September 2009, the Authority entered into a settlement agreement with the State of Connecticut regarding contribution payments on the Authority’s free promotional slot play program. Under the terms of the settlement agreement, effective July 1, 2009, the State of Connecticut agreed that no value shall be attributed to free promotional slot plays utilized by patrons at Mohegan Sun for purposes of calculating monthly contribution payments, provided that the aggregate amount of free promotional slot plays during any month does not exceed a certain threshold of gross revenues from slot machines for such month. In the event free promotional slot plays granted by the Authority exceed such threshold, contribution payments are required on such excess face amount of free promotional slot plays at the same rate as Slot Win Contribution payments, or 25%. Effective July 1, 2012, the threshold before contribution payments on free promotional slot plays are required was increased from 5.5% of gross revenues from slot machines to 11%.

The Authority reflected expenses associated with the combined Slot Win Contribution and free promotional slot play contribution totaling $155.8 million, $173.1 million and $183.8 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013 and 2012, the combined outstanding Slot Win Contribution and free promotional slot play contribution totaled $12.7 million and $13.7 million, respectively.

Pennsylvania Slot Machine Tax

Downs Racing holds a Category One slot machine license issued by the PGCB for the operation of slot machines at Mohegan Sun at Pocono Downs. This license permits Downs Racing to install and operate up to 3,000 slot machines at Mohegan Sun at Pocono Downs, expandable to up to a total of 5,000 slot machines upon request and approval of the PGCB.

The Pennsylvania Race Horse Development and Gaming Act stipulates that holders of Category One slot machine licenses must pay a portion of revenues from slot machines to the PGCB on a daily basis (“Pennsylvania Slot Machine Tax”), which includes local share assessments to be paid to the cities and municipalities hosting Mohegan Sun at Pocono Downs and amounts to be paid to the Pennsylvania Harness Horsemen’s Association, Inc. (the “PHHA”). The Pennsylvania Slot Machine Tax is currently 55% of gross revenues from slot machines, 2% of which is subject to a $10.0 million minimum annual threshold to ensure that the host cities and municipalities receive an annual minimum of $10.0 million in local share assessments. Downs Racing maintains a $1.5 million escrow deposit in the name of the Commonwealth of Pennsylvania for Pennsylvania Slot Machine Tax payments, which was included in other assets, net, in the accompanying consolidated balance sheets.

The Authority reflected expenses associated with the Pennsylvania Slot Machine Tax totaling $124.0 million, $134.2 million and $129.7 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013 and 2012, outstanding Pennsylvania Slot Machine Tax payments totaled $5.5 million.

Pennsylvania Table Game Tax

In January 2010, the Commonwealth of Pennsylvania amended the Pennsylvania Race Horse Development and Gaming Act to allow slot machine operators in the Commonwealth of Pennsylvania to obtain a table game operation certificate and operate certain table games, including poker. On July 13, 2010, Downs Racing opened its table game and poker operations at Mohegan Sun at Pocono Downs. Under the amended law, holders of table game operation certificates must pay a portion of revenues from table games to the PGCB on a weekly basis (“Pennsylvania Table Game Tax”). During the initial two years of operation, the Pennsylvania Table Game Tax was 14%, plus 2% in local share assessments. Following the initial two years of operation, the Pennsylvania Table Game Tax was reduced to 12%, plus the 2% local share assessments. Downs Racing concluded its initial two years of table game and poker operations on July 13, 2012.

The Authority reflected expenses associated with the Pennsylvania Table Game Tax totaling $6.1 million, $6.8 million and $6.6 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013 and 2012, outstanding Pennsylvania Table Game Tax payments totaled $127,000 and $92,000, respectively.

Pennsylvania Regulatory Fee

Slot machine licensees in the Commonwealth of Pennsylvania are required to reimburse state gaming regulatory agencies for various administrative and operating expenses (“Pennsylvania Regulatory Fee”) at a rate of 1.5% of gross revenues from slot machines and table games. The Commonwealth of Pennsylvania temporarily suspended this assessment in May and June 2013.

The Authority reflected expenses associated with the Pennsylvania Regulatory Fee totaling $4.2 million, $5.1 million and $5.0 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively. As of September 30, 2013 and 2012, outstanding Pennsylvania Regulatory Fee payments to the PGCB totaled $132,000 and $129,000, respectively.

Pennsylvania Gaming Control Board Loans

The PGCB was initially granted $36.1 million in loans to fund start-up costs for gaming in the Commonwealth of Pennsylvania, which are to be repaid by slot machine licensees (the “Initial Loans”). The PGCB was subsequently granted an additional $63.8 million in loans to fund ongoing gaming oversight costs, which also are to be repaid by slot machine licensees (the “Subsequent Loans”). Repayment of the Initial Loans will commence when all 14 authorized gaming facilities are opened in the Commonwealth of Pennsylvania. Currently, 12 of the 14 authorized gaming facilities have commenced operations. As of September 30, 2013, the Authority has concluded that a repayment contingency for the Initial Loans is probable but not reasonably estimable since the PGCB has not yet established a method of assessment of repayment for the Initial Loans and, as such, the Authority has not recorded a related accrual for such repayment. In June 2011, the PGCB adopted a method of assessment of repayment for the Subsequent Loans pursuant to which repayment commenced on January 1, 2012 and will continue over a 10-year period in accordance with a formula based on a combination of a single fiscal year and cumulative gross revenues from slot machines for each operating slot machine licensee.

The Authority reflected expenses associated with this repayment schedule totaling $633,000, $659,000 and $846,000 for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.

Horsemen’s Agreement

Downs Racing and the PHHA are parties to an agreement that governs all live harness racing and simulcasting and account wagering at the Pennsylvania Facilities through December 31, 2014. As of September 30, 2013 and 2012, outstanding payments to the PHHA for purses earned by horsemen, but not yet paid, and other fees totaled $7.8 million and $9.3 million, respectively.

Priority Distribution Agreement

In August 2001, the Authority and the Tribe entered into an agreement (the “Priority Distribution Agreement”), which stipulates that the Authority must make monthly payments to the Tribe to the extent of the Authority’s Net Cash Flow, as defined under the Priority Distribution Agreement. The Priority Distribution Agreement, which has a perpetual term, limits the maximum aggregate priority distribution payments in each calendar year to $14.0 million, as adjusted annually in accordance with a formula specified in the Priority Distribution Agreement to reflect the effects of inflation. Payments under the Priority Distribution Agreement: (1) do not reduce the Authority’s obligations to reimburse the Tribe for governmental and administrative services provided by the Tribe or to make payments under any other agreements with the Tribe; (2) are limited obligations of the Authority and are payable only to the extent of the Authority’s Net Cash Flow, as defined under the Priority Distribution Agreement; and (3) are not secured by a lien or encumbrance on any of the Authority’s assets or properties.

The Authority reflected payments associated with the Priority Distribution Agreement totaling $19.2 million, $18.8 million and $18.3 million for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.

Town of Montville Agreement

In June 1994, the Tribe entered into an agreement with the Town of Montville (the “Town”) under which the Tribe agreed to pay the Town $500,000 annually to minimize the impact of Tribe’s reservation being held in trust on the Town. The Tribe has assigned its rights and obligations under this agreement to the Authority.

Land Lease Agreement

The land upon which Mohegan Sun is located is held in trust for the Tribe by the United States. The Authority entered into a land lease agreement with the Tribe to lease the property and improvements and related facilities constructed or installed on the property. In March 2007, the agreement was amended to update the legal description of the property, and, in April 2007, the amended agreement was approved by the Secretary of the Interior. The following summarizes the key provisions of the land lease agreement:

Term

The term of the agreement is 25 years with an option, exercisable by the Authority, to extend the term for one additional 25-year period. Upon termination of the agreement, the Authority will be required to surrender to the Tribe possession of the property and improvements, excluding any equipment, furniture, fixtures or other personal property.

Rent and Other Operating Costs and Expenses

The agreement requires the Authority to pay the Tribe a nominal annual rental fee. For any period that the Tribe or another agency or instrumentality of the Tribe is not the tenant, the rent will be 8% of such tenant’s gross revenues from the property. The Authority is responsible for all costs and expenses of owning, operating, constructing, maintaining, repairing, replacing and insuring the property.

Use of Property

The Authority may utilize the property and improvements solely for the operation of Mohegan Sun, unless prior approval is obtained from the Tribe for any proposed alternative use. The Authority may not construct or alter any building or improvement located on the property unless complete and final plans and specifications are approved by the Tribe. Following foreclosure of any mortgage on the Authority’s interest under the agreement or any transfer of such interest to the holder of such mortgage in lieu of foreclosure, the property and improvements may be utilized for any lawful purpose, subject to applicable codes and governmental regulations; provided, however, that a non-Indian holder of the property may under no circumstance conduct gaming operations on the property.

Permitted Mortgages and Rights of Permitted Mortgagees

The Authority may not mortgage, pledge or otherwise encumber its leasehold estate in the property except to a holder of a permitted mortgage. Under the terms of the agreement, permitted mortgages include the leasehold mortgage securing the Authority’s senior secured indebtedness, provided that, among other things: (1) the Tribe will have the right to notice of, and to cure, any default of the Authority; (2) the Tribe will have the right to prior notice of an intention by the holder to foreclose on the permitted mortgage and the right to purchase the mortgage in lieu of any foreclosure; and (3) the permitted mortgage is subject and subordinated to any and all access and utility easements granted by the Tribe under the agreement. Under the terms of the agreement, each holder of a permitted mortgage has the right to notice of any default of the Authority under the agreement and the opportunity to cure such default within the applicable cure period.

Default Remedies

The Authority will be in default under the agreement if, subject to the notice provisions, it fails to make lease payments or comply with covenants under the agreement or if it pledges, encumbers or conveys its interest in violation of the terms of the agreement. Following a default, the Tribe may, with approval from the Secretary of the Interior, terminate the agreement unless a permitted mortgage remains outstanding with respect to the property. In such case, the Tribe may not: (1) terminate the agreement or the Authority’s right to possession of the property; (2) exercise any right of re-entry; (3) take possession of and/or relet the property or any portion thereof; or (4) enforce any other right or remedy, which may materially and adversely affect the rights of the holder of the permitted mortgage, unless the default triggering such rights was a monetary default of which such holder failed to cure after notice.

Litigation

The Authority is a defendant in various litigation matters resulting from its normal course of business. In management’s opinion, the aggregate liability, if any, arising from such litigations will not have a material impact on the Authority’s financial position, results of operations or cash flows.